Schedule of Investments (unaudited) June 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust, Series 2019-2, Class A, 2.67%, 11/15/24	USD	5,138	$5,137,766
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 08/15/28(a)		210	213,388
BMW Vehicle Owner Trust, Series 2019-A, Class A4, 1.95%, 01/26/26		1,290	1,341,728
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2, 1.72%, 08/15/24		2,180	2,240,630
Citibank Credit Card Issuance Trust
Series 2017-A7, Class A7, (1 mo. LIBOR US + 0.37%), 0.55%, 08/08/24(b)		3,900	3,912,859
Series 2018-A4, Class A4, (1 mo. LIBOR US + 0.34%), 0.52%, 06/07/25(b)		500	501,549
CNH Equipment Trust, Series 2019-B, Class A3, 2.52%, 08/15/24		2,500	2,561,452
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/28(a)		600	612,008
Series 2020-1A, Class A, 2.01%, 02/15/29(a)		1,310	1,331,859
Discover Card Execution Notes Trust, Series 2017-A5, Class A5, (1 mo. LIBOR US + 0.60%), 0.79%, 12/15/26(b)		925	930,437
Drive Auto Receivables Trust
Series 2019-4, Class A3, 2.16%, 05/15/23		840	846,093
Series 2020-2, Class A2B, (1 mo. LIBOR US + 0.53%), 0.72%, 07/17/23(b)		440	440,221
Enterprise Fleet Financing LLC
Series 2017-1, Class A3, 2.60%, 07/20/22(a)		141	141,667
Series 2019-1, Class A2, 2.98%, 10/20/24(a)		1,536	1,563,941
Ford Credit Auto Lease Trust, Series 2019-B, Class A2A, 2.28%, 02/15/22		703	707,562
Ford Credit Auto Owner Trust, Series 2019-C, Class A4, 1.93%, 04/15/25		880	915,082
Ford Credit Floorplan Master Owner Trust A, Series 2019-4, Class A, 2.44%, 09/15/26		1,695	1,695,069
GM Financial Automobile Leasing Trust, Series 2019-2, Class A2A, 2.67%, 06/21/21		858	860,847
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A, 2.70%, 04/15/24(a)		1,850	1,892,725
Honda Auto Receivables Owner Trust
Series 2019-3, Class A4, 1.85%, 08/15/25		790	815,302
Series 2019-4, Class A4, 1.87%, 01/20/26		500	519,125
Series 2020-1, Class A4, 1.63%, 10/21/26		900	928,374
Hyundai Auto Receivables Trust, Series 2018-B, Class A3, 3.20%, 12/15/22		1,680	1,713,716
Mercedes-Benz Master Owner Trust, Series 2019-BA, Class A, 2.61%, 05/15/24(a)		1,780	1,780,065
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57(a)(c)		347	350,790
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		780	804,666
Series 2019-FA, Class A1, 2.18%, 08/15/68(a)		231	231,692
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		1,759	1,793,024
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		1,560	1,565,823
PFS Financing Corp., Series 2020-B, Class A, 1.21%, 06/17/24(a)(d)		930	931,674
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.55%), 0.74%, 06/25/43(b)		254	244,888
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1 mo. LIBOR US + 1.50%), 1.69%, 05/15/31(a)(b)		1,102	1,107,889
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)		417	426,300

Security		Par (000)	Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC
Series 2015-B, Class A2, 2.51%, 09/27/32(a)	USD	390	$394,536
Series 2015-D, Class A2, 2.72%, 10/27/36(a)		206	209,865
Series 2016-A, Class A2, 2.76%, 12/26/36(a)		680	683,426
Series 2016-C, Class A2B, 2.36%, 12/27/32(a)		65	65,932
Series 2016-D, Class A2B, 2.34%, 04/25/33(a)		65	65,763
Series 2016-E, Class A2B, 2.49%, 01/25/36(a)		206	208,088
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		380	393,774
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		970	984,267
Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 05/15/28(a)		800	798,083
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 04/25/56(a)(c)		238	239,135
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85%, 07/22/24		620	636,266

Total Asset-Backed Securities — 22.7% (Cost: $44,921,039)			45,739,346

Capital Trusts

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20		110	110,000

Total Capital Trusts — 0.1% (Cost: $110,000)			110,000

Corporate Bonds

Aerospace & Defense — 2.1%
Boeing Co., 2.80%, 03/01/23		450	458,401
General Dynamics Corp., 3.25%, 04/01/25		1,000	1,109,022
Northrop Grumman Corp., 2.93%, 01/15/25		2,350	2,541,761
Raytheon Technologies Corp., 3.65%, 08/16/23		30	32,489

			4,141,673

Automobiles — 0.5%
Daimler Finance North America LLC, 3.35%, 05/04/21(a)		150	152,771
General Motors Co., 6.13%, 10/01/25		780	876,474

			1,029,245

Banks — 9.9%
Banco Santander SA
2.71%, 06/27/24		200	210,213
2.75%, 05/28/25		800	829,052
Bank of America Corp. 3.30%, 01/11/23		545	581,666
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(e)(f)		2,440	2,529,262
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(f)		750	801,722
Bank of Montreal, 2.50%, 06/28/24		300	318,178
Citigroup, Inc.
2.75%, 04/25/22		30	31,091
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(f)		1,000	1,080,479
Cooperatieve Rabobank UA, (1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.00%), 1.34%, 06/24/26(a)(f)		1,195	1,197,095
Discover Bank, 2.45%, 09/12/24		250	262,042
Fifth Third Bancorp
3.65%, 01/25/24		400	436,522
2.38%, 01/28/25		430	453,800
ING Groep NV, 4.10%, 10/02/23		325	356,102
JPMorgan Chase & Co.
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(e)(f)		905	936,944

1

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
2.70%, 05/18/23(e)	USD	500	$527,008
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(f)		305	330,858
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(f)		700	771,325
(Secured Overnight Financing Rate + 1.16%), 2.30%, 10/15/25(f)		940	984,630
(Secured Overnight Financing Rate + 1.85%), 2.08%, 04/22/26(f)		455	472,572
Lloyds Banking Group PLC, 3.00%, 01/11/22		420	434,275
Mitsubishi UFJ Financial Group, Inc., 3.54%, 07/26/21		75	77,386
Royal Bank of Scotland Group PLC
3.88%, 09/12/23		305	328,834
(1 yr. U.S. Treasury Yield Curve Rate T Note
Constant Maturity + 2.15%), 2.36%, 05/22/24(f)		645	662,185
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/21		375	384,056
2.85%, 01/11/22		605	624,923
Truist Bank, 1.25%, 03/09/23(e)		1,570	1,594,008
Wells Fargo & Co.
3.07%, 01/24/23(e)		1,295	1,341,896
3.75%, 01/24/24		220	240,383
(Secured Overnight Financing Rate + 1.60%), 1.65%, 06/02/24(f)		500	507,906
3.00%, 02/19/25		500	539,810

			19,846,223

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 01/23/25		2,000	2,269,504

Biotechnology — 2.1%
AbbVie, Inc. 3.45%, 03/15/22(a)		203	211,132
3.25%, 10/01/22(a)		2,415	2,530,825
3.75%, 11/14/23		320	347,815
2.60%, 11/21/24(a)(e)		1,000	1,061,612
Gilead Sciences, Inc., 3.70%, 04/01/24		130	143,812

			4,295,196

Capital Markets — 3.8%
Bank of New York Mellon Corp, 1.60%, 04/24/25(e)		540	558,932
Credit Suisse AG, 3.63%, 09/09/24(e)		1,000	1,104,584
Credit Suisse Group AG, 3.57%, 01/09/23(a)(e)		625	648,320
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20(e)		525	531,015
Deutsche Bank AG, 4.25%, 02/04/21		370	374,175
Goldman Sachs Group, Inc., 3.50%, 01/23/25		450	489,895
Morgan Stanley
3.13%, 01/23/23		170	180,252
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(f)		1,000	1,060,971
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26(f)		545	567,459
UBS Group AG 2.65%, 02/01/22(a)		200	205,959
3.49%, 05/23/23(a)		765	800,142
(3 mo. LIBOR US + 0.95%), 2.86%, 08/15/23(a)(f)		1,100	1,139,336

			7,661,040

Chemicals — 1.0%
Air Products and Chemicals, Inc., 1.50%, 10/15/25		75	77,362
DuPont de Nemours, Inc., 4.21%, 11/15/23(e)		1,800	1,972,976

			2,050,338

Security		Par (000)	Value

Consumer Finance — 2.7%
American Express Co., 3.00%, 10/30/24	USD	500	$540,743
Capital One Financial Corp., 3.90%, 01/29/24		400	434,994
ERAC USA Finance LLC, 2.60%, 12/01/21(a)		350	354,839
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		500	504,850
General Motors Financial Co., Inc.
4.20%, 03/01/21		285	288,790
3.20%, 07/06/21(e)		1,895	1,915,978
3.25%, 01/05/23		405	413,823
Nissan Motor Acceptance Corp., 2.15%, 07/13/20(a)		340	339,922
Synchrony Financial, 2.85%, 07/25/22		280	284,784
Toyota Motor Credit Corp., 1.80%, 02/13/25		400	414,612

			5,493,335

Containers & Packaging — 0.0%
WRKCo, Inc., 3.75%, 03/15/25		70	77,382

Diversified Financial Services — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22		900	900,275
3.50%, 05/26/22		370	366,282
2.88%, 08/14/24		250	234,722
3.50%, 01/15/25		450	422,666
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(a)		295	296,567
GE Capital Funding LLC, 3.45%, 05/15/25(a)		1,000	1,047,694
GE Capital International Funding Co., 2.34%, 11/15/20		570	573,693

			3,841,899

Diversified Telecommunication Services — 1.7%
AT&T Inc.
3.20%, 03/01/22		50	52,171
3.60%, 02/17/23		400	429,343
4.05%, 12/15/23		600	666,587
3.55%, 06/01/24		500	547,074
3.95%, 01/15/25(e)		100	111,916
Verizon Communications, Inc.
3.50%, 11/01/24		600	664,110
3.38%, 02/15/25		667	742,132
3.88%, 02/08/29		195	230,470

			3,443,803

Electric Utilities — 0.7%
Duke Energy Corp., 3.95%, 10/15/23		590	643,578
FirstEnergy Corp., 2.85%, 07/15/22		159	164,892
ITC Holdings Corp., 2.70%, 11/15/22		85	88,612
NextEra Energy Capital Holdings, Inc., 3.15%, 04/01/24		500	542,981

			1,440,063

Electrical Equipment — 0.4%
Carrier Global Corp., 2.24%, 02/15/25(a)		475	485,649
Otis Worldwide Corp., 2.06%, 04/05/25(a)		205	215,063

			700,712

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22		225	234,487
Halliburton Co., 3.50%, 08/01/23		47	49,225

			283,712

Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.
3.45%, 09/15/21		200	206,913
2.25%, 01/15/22		140	143,489
3.50%, 01/31/23		750	801,348
3.00%, 06/15/23		300	319,881
2.40%, 03/15/25		1,255	1,324,924

2

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.
1.30%, 09/15/25	USD	290	$290,921
Crown Castle International Corp.
3.20%, 09/01/24		385	417,775
1.35%, 07/15/25		2,215	2,230,785
Equinix, Inc.
2.63%, 11/18/24		885	942,189
1.25%, 07/15/25		535	534,866

			7,213,091

Food & Staples Retailing — 1.5%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(a)		350	358,282
CVS Health Corp., 4.10%, 03/25/25(e)		2,300	2,601,167

			2,959,449

Food Products — 0.6%
General Mills, Inc., 3.70%, 10/17/23		75	81,603
Hershey Co, 0.90%, 06/01/25		465	467,670
Mondelez International, Inc., 1.50%, 05/04/25		410	418,217
Tyson Foods, Inc., 3.90%, 09/28/23		115	125,696

			1,093,186

Health Care Providers & Services — 0.2%
Anthem, Inc.
2.95%, 12/01/22		50	52,693
2.38%, 01/15/25		220	233,496

			286,189

Hotels, Restaurants & Leisure — 0.1%
Mcdonald’S Corp., 1.45%, 09/01/25		105	107,646

Industrial Conglomerates — 0.1%
Honeywell International, Inc., 1.35%, 06/01/25		265	271,399

Interactive Media & Services — 0.2%
Baidu, Inc., 2.88%, 07/06/22		300	307,560

IT Services — 2.0%
Fiserv, Inc., 2.75%, 07/01/24		1,635	1,743,425
Global Payments, Inc., 3.75%, 06/01/23		145	156,189
International Business Machines Corp., 3.00%, 05/15/24(e)		1,395	1,510,649
PayPal Holdings, Inc., 1.65%, 06/01/25		630	651,260

			4,061,523

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc., 4.13%, 03/25/25		500	570,086

Machinery — 1.0%
Caterpillar Financial Services Corp.
3.30%, 06/09/24		1,000	1,100,070
1.45%, 05/15/25		700	719,434
Xylem, Inc., 4.88%, 10/01/21		220	231,553

			2,051,057

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22		135	143,990
Comcast Corp., 3.70%, 04/15/24		2,000	2,213,560
Discovery Communications LLC, 2.95%, 03/20/23		473	496,927
Interpublic Group of Cos., Inc.
3.50%, 10/01/20		135	135,894
3.75%, 10/01/21		45	46,655
ViacomCBS, Inc., 3.88%, 04/01/24		900	968,423

			4,005,449

Metals & Mining — 0.2%
Anglo American Capital PLC, 4.13%, 04/15/21(a)		200	203,372

Security		Par (000)	Value

Metals & Mining (continued)
Nucor Corp., 2.00%, 06/01/25	USD	90	$93,201
Steel Dynamics, Inc., 2.40%, 06/15/25		25	25,747

			322,320

Multi-Utilities — 0.4%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		245	262,808
CenterPoint Energy, Inc., 2.50%, 09/01/22		270	279,432
Sempra Energy, (3 mo. LIBOR US + 0.50%), 1.72%, 01/15/21(b)		220	220,038

			762,278

Oil, Gas & Consumable Fuels — 4.6%
Canadian Natural Resources Ltd., 2.95%, 01/15/23		125	129,259
Chevron Corp., 1.55%, 05/11/25		1,600	1,645,355
Diamondback Energy, Inc., 2.88%, 12/01/24		655	655,379
Enbridge, Inc., 2.90%, 07/15/22		225	233,418
Energy Transfer Operating LP
3.60%, 02/01/23		150	155,179
4.50%, 04/15/24		500	542,054
2.90%, 05/15/25		360	367,788
Exxon Mobil Corp., 2.99%, 03/19/25		860	933,775
Kinder Morgan Energy Partners LP
5.80%, 03/01/21		635	655,708
4.15%, 02/01/24		600	650,826
Marathon Petroleum Corp., 4.70%, 05/01/25		235	263,073
MPLX LP
6.25%, 10/15/22		53	53,610
3.50%, 12/01/22		145	151,070
Occidental Petroleum Corp., 2.90%, 08/15/24		55	46,996
Ovintiv, Inc., 3.90%, 11/15/21		1,035	1,032,439
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		500	563,075
Williams Cos., Inc., 3.70%, 01/15/23		1,190	1,258,140

			9,337,144

Paper & Forest Products — 0.2%
Georgia-Pacific LLC, 1.75%, 09/30/25(a)		460	474,550

Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.
2.90%, 07/26/24(a)		865	935,707
3.88%, 08/15/25(a)		500	568,796
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21		93	94,811
2.88%, 09/23/23		1,000	1,059,822
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23		530	589,053

			3,248,189

Road & Rail — 1.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.38%, 02/01/22(a)		440	451,365
2.70%, 03/14/23(a)		505	516,844
2.70%, 11/01/24(a)		190	195,476
Ryder System, Inc.
2.88%, 09/01/20(e)		948	949,235
3.65%, 03/18/24		300	320,493

			2,433,413

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24		1,120	1,204,000
Broadcom, Inc., 3.63%, 10/15/24(a)		500	543,084
KLA Corp., 4.65%, 11/01/24		300	343,862
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)		200	211,427
4.88%, 03/01/24(a)		1,800	2,010,303

3

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25(a)	USD	65	$68,139
3.88%, 06/18/26(a)		300	335,702
QUALCOMM, Inc., 2.90%, 05/20/24		1,000	1,076,095
Texas Instruments, Inc., 1.38%, 03/12/25		165	169,384

			5,961,996

Software — 1.2%
CA, Inc., 3.60%, 08/15/22		265	271,906
Oracle Corp.
3.40%, 07/08/24(e)		1,600	1,751,650
2.50%, 04/01/25		400	428,409

			2,451,965

Specialty Retail — 0.5%
Lowe’s Cos., Inc., 4.00%, 04/15/25		900	1,025,624

Technology Hardware, Storage & Peripherals — 1.5%
Apple Inc., 1.13%, 05/11/25(e)		1,155	1,179,363
Dell International LLC/EMC Corp.
4.42%, 06/15/21(a)		200	205,590
5.45%, 06/15/23(a)		1,000	1,093,812
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(e)		600	603,768

			3,082,533

Tobacco — 2.7%
Altria Group, Inc.
2.85%, 08/09/22		300	312,555
2.95%, 05/02/23		1,200	1,263,407
3.80%, 02/14/24		320	349,881
2.35%, 05/06/25		260	273,212
BAT Capital Corp.
2.76%, 08/15/22		1,860	1,925,956
2.79%, 09/06/24		700	737,625
Philip Morris International, Inc., 1.50%, 05/01/25		620	634,701

			5,497,337

Trading Companies & Distributors — 0.8%
Air Lease Corp.
3.38%, 06/01/21		155	155,617
2.63%, 07/01/22		650	644,446
2.25%, 01/15/23		335	331,117
International Lease Finance Corp., 4.63%, 04/15/21		468	473,017

			1,604,197

Wireless Telecommunication Services — 0.9%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 09/20/21(a)		63	63,261
4.74%, 03/20/25(a)		400	434,088
T-Mobile USA, Inc., 3.50%, 04/15/25(a)(e)		1,175	1,278,859

			1,776,208

Total Corporate Bonds — 58.4% (Cost: $114,335,154)			117,478,514

Foreign Agency Obligations

Chile — 0.1%
Empresa Nacional del Petroleo, 5.25%, 08/10/20(a)		200	200,250

Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.88%, 04/16/24(a)		220	228,580

Total Foreign Agency Obligations — 0.2% (Cost: $418,814)			428,830

Security		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.8%
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(c)	USD	716	$733,546
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 3.43%, 05/20/34(c)		36	33,992
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, (1 mo. LIBOR US + 0.85%), 1.03%, 03/25/50(a)(b)		1,423	1,361,441
JP Morgan Mortgage Trust
Series 2015-3, Class A5, 3.50%, 05/25/45(a)(c)		269	269,841
Series 2016-2, Class A1, 2.73%, 06/25/46(a)(c)		390	401,669
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(c)		717	757,061

			3,557,550

Commercial Mortgage-Backed Securities — 20.6%
BANK, Series 2019-BN18, Class A2, 3.47%, 05/15/62		1,250	1,349,505
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 1.11%, 10/15/36(a)(b)		1,093	1,084,659
Series 2020-BXLP, Class A, (1 mo. LIBOR US + 0.80%), 0.99%, 12/15/36(a)(b)		475	470,199
CGMS Commercial Mortgage Trust, Series 2017-B1, Class AAB, 3.24%, 08/15/50		1,210	1,293,075
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5, 3.86%, 05/10/47		761	823,289
Series 2016-C2, Class AAB, 2.71%, 08/10/49		1,986	2,065,788
Commercial Mortgage Trust
Series 2013-CR6, Class ASB, 2.62%, 03/10/46		365	370,653
Series 2013-SFS, Class A1, 1.87%, 04/12/35(a)		152	150,463
Series 2014-CR21, Class A3, 3.53%, 12/10/47		889	955,227
Series 2014-UBS2, Class A2, 2.82%, 03/10/47		3	2,672
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,000	1,082,787
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		1,001	1,044,606
Series 2015-CR23, Class A2, 2.85%, 05/10/48		894	893,957
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.55%, 04/10/34(a)		951	961,986
Series 2013-GC13, Class A5, 4.19%, 07/10/46(c)		625	670,684
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		1,085	1,131,420
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		1,081	1,120,350
Series 2015-GC34, Class AAB, 3.28%, 10/10/48		2,000	2,103,458
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/34(a)		750	765,879
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 1.34%, 05/15/38(a)(b)		552	532,010
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		500	542,120
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		500	535,290
Series 2015-C28, Class ASB, 3.04%, 10/15/48		1,599	1,654,832
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4, 3.48%, 06/15/45		2,828	2,886,249
Series 2012-HSBC, Class D, 4.68%, 07/05/32(a)(c)		745	740,656
Series 2017-JP6, Class A3, 3.11%, 07/15/50		850	891,493
Series 2019-BKWD, Class A, (1 mo. LIBOR US + 1.00%), 1.19%, 09/15/29(a)(b)		241	233,758
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.22%, 07/15/46(c)		2,000	2,145,430
Series 2013-C7, Class A4, 2.92%, 02/15/46		2,735	2,812,027
Series 2013-C8, Class A4, 3.13%, 12/15/48		700	723,714
Series 2014-C15, Class A4, 4.05%, 04/15/47		230	249,481
Series 2015-C25, Class A4, 3.37%, 10/15/48		330	357,348
Series 2016-C30, Class ASB, 2.73%, 09/15/49		268	278,832

4

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2012-C4, Class A3, 2.99%, 03/15/45	USD	333	$334,557
Series 2012-C4, Class A4, 3.24%, 03/15/45		1,900	1,934,688
Series 2014-CPT, Class A, 3.35%, 07/13/29(a)		1,800	1,834,369
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		1,803	1,870,901
Series 2017-C39, Class A5, 3.42%, 09/15/50		1,698	1,895,486
WFRBS Commercial Mortgage Trust, Series 2014- LC14, Class A5, 4.05%, 03/15/47		721	775,522

			41,569,420
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.87%, 09/15/48(c)		4,615	141,975
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 1.04%, 05/10/48(c)		2,172	69,696
Series 2015-LC21, Class XA, 0.85%, 07/10/48(c)		5,109	145,212
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 01/15/49(c)		752	55,808

			412,691

Total Non-Agency Mortgage-Backed Securities — 22.6% (Cost: $45,310,220)			45,539,661

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 3.0%
Fannie Mae, Series 2018-21, Class CA, 3.50%, 04/25/45		1,139	1,183,215
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		134	147,927
Series 3986, Class M, 4.50%, 09/15/41		152	161,951
Series 4253, Class PA, 3.50%, 08/15/41		252	259,362
Series 4274, Class PN, 3.50%, 10/15/35		273	291,702
Series 4390, Class CA, 3.50%, 06/15/50		316	326,296
Series 4459, Class BN, 3.00%, 08/15/43		563	602,265
Series 4482, Class DH, 3.00%, 06/15/42		304	314,186
Series 4493, Class PA, 3.00%, 02/15/44		463	491,304
Series 4494, Class KA, 3.75%, 10/15/42		503	524,787
Series 4777, Class CB, 3.50%, 10/15/45		1,583	1,665,983

			5,968,978

Mortgage-Backed Securities — 21.5%
Fannie Mae Mortgage-Backed Securities
2.50%, 12/01/27 - 06/01/50(e)		11,086	11,590,716
3.00%, 09/01/30 - 11/01/33(e)		4,204	4,474,247
4.00%, 03/01/32 - 04/01/34(e)		5,793	6,260,764
4.50%, 09/01/26 - 01/01/48(e)		4,799	5,369,109
5.00%, 05/01/21 - 07/01/25		4	4,751
(12 mo. LIBOR US + 1.58%), 2.90%, 07/01/44(b)(e)		559	580,213
(12 mo. LIBOR US + 1.59%), 3.02%, 10/01/45(b)(e)		861	889,593
(12 mo. LIBOR US + 1.59%), 3.15%, 06/01/45(b)(e)		801	836,838
(12 mo. LIBOR US + 1.70%), 2.71%, 07/01/43(b)(e)		1,139	1,177,966

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27(e)	USD	518	$551,717
4.00%, 09/01/33(e)		2,066	2,252,291
4.50%, 03/01/49(e)		6,297	7,044,095
5.00%, 09/01/21(g)		0	113
5.50%, 05/01/22		4	3,825
(12 mo. LIBOR US + 1.62%), 2.60%, 03/01/45(b)(e)		944	979,012
(12 mo. LIBOR US + 1.62%), 3.07%, 05/01/45(b)(e)		1,337	1,395,890

			43,411,140

Total U.S. Government Sponsored Agency Securities — 24.5% (Cost: $47,729,695)			49,380,118

Total Long-Term Investments — 128.5% (Cost: $252,824,922)			258,676,469

		Shares

Short-Term Securities(h)

Money Market Funds — 1.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.08%		3,241,387	3,241,387

Total Short-Term Securities — 1.6% (Cost: $3,241,387)			3,241,387

Options Purchased — 0.1% (Cost: $294,240)			306,633

Total Investments Before Options Written — 130.2% (Cost: $256,360,549)			262,224,489

Options Written — (0.4)% (Premiums Received: $612,503)			(792,540)

Total Investments — 129.8% (Cost: $255,748,046)			261,431,949

Liabilities in Excess of Other Assets — (29.8)%			(60,063,380)

Net Assets — 100.0%			$201,368,569

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Amount is less than $500.
(h)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviation

AUD	Australian Dollar

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

DAC	Designated Activity Co.

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

Derivative Financial Instruments Outstanding as of Period End

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas	0.95%	08/06/19	Open	$1,823,937	$1,865,402	Corporate Bonds	Open/Demand
BNP Paribas	0.95	08/06/19	Open	2,363,750	2,417,486	Corporate Bonds	Open/Demand
BNP Paribas	1.00	12/12/19	Open	103,125	104,282	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	03/02/20	Open	882,000	887,586	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	03/02/20	Open	578,000	581,661	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	03/02/20	Open	491,000	494,110	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	03/02/20	Open	895,000	900,668	Corporate Bonds	Open/Demand
BNP Paribas	1.10	04/14/20	Open	968,750	971,059	Corporate Bonds	Open/Demand
BNP Paribas	1.10	04/15/20	Open	1,246,875	1,249,809	Corporate Bonds	Open/Demand
BNP Paribas	1.00	04/20/20	Open	1,824,750	1,828,400	Corporate Bonds	Open/Demand
BNP Paribas	0.95	04/28/20	Open	1,241,581	1,243,645	Corporate Bonds	Open/Demand
BNP Paribas	0.95	04/28/20	Open	1,005,000	1,006,671	Corporate Bonds	Open/Demand
BNP Paribas	0.95	04/28/20	Open	1,952,250	1,955,496	Corporate Bonds	Open/Demand
BNP Paribas	0.45	04/30/20	Open	521,100	521,497	Corporate Bonds	Open/Demand
BNP Paribas	0.60	05/22/20	Open	500,063	500,396	Corporate Bonds	Open/Demand
BNP Paribas	0.60	05/22/20	Open	604,688	605,091	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	06/02/20	Open	1,360,125	1,360,837	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	06/02/20	Open	1,059,712	1,060,267	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	06/11/20	Open	956,250	956,489	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	06/11/20	Open	1,023,750	1,024,006	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	530,761	530,813	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	337,575	337,608	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	45,382	45,386	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	51,140	51,145	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	17,134	17,136	U.S. Government Sponsored Agency Securities	Up to 30 days

6

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	0.25%	06/16/20	07/16/20	$59,425	$59,431	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	55,668	55,673	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	355,143	355,177	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	343,270	343,304	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	19,358	19,360	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	107,173	107,183	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	1,142,712	1,142,823	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	8,840,462	8,841,322	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	810,359	810,438	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	5,043,582	5,044,073	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	1,596,152	1,596,307	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	1,226,498	1,226,617	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	1,822,227	1,822,404	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	2,189,774	2,189,986	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	301,150	301,179	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	195,055	195,074	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	1,649,003	1,649,164	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	1,313,160	1,313,287	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	974,540	974,635	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	365,416	365,451	U.S. Government Sponsored Agency Securities	Up to 30 days

7

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	0.25%	06/16/20	07/16/20	$1,376,426	$1,376,560	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	1,090,212	1,090,318	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	75,208	75,215	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	949,649	949,741	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	151,802	151,817	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	862,751	862,835	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	1,354,213	1,354,344	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	1,093,502	1,093,608	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	52,403	52,408	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	5,175,293	5,175,796	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	0.25	06/16/20	07/16/20	562,538	562,593	U.S. Government Sponsored Agency Securities	Up to 30 days

				$63,537,822	$63,675,069

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	2	09/21/20	$357	$1,816
U.S. Ultra Treasury Notes (10 Year)	5	09/21/20	787	7,152
U.S. Treasury Notes (2 Year)	555	09/30/20	122,560	31,072

				40,040

Short Contracts
U.S. Treasury Notes (10 Year)	66	09/21/20	9,185	(17,186)
U.S. Treasury Notes (5 Year)	575	09/30/20	72,302	(176,331)

				(193,517)

				$(153,477)

8

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	700,000	NZD	747,413	NatWest Markets PLC	09/16/20	$920

NOK	4,800,000	SEK	4,677,835	Morgan Stanley & Co. International PLC	09/16/20	(3,657)

						$(2,737)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Excercise Price	Notional Amount (000)	Value
Put
U.S. Treasury Bonds (30 Year)	5	08/21/20	USD 175.00	USD 875	$5,547

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)

Description	Rate	Frequency	Rate	Frequency	Counterparty					Value

Call
10-Year Interest Rate Swap, 09/05/30	3-month LIBOR, 0.30%	Quarterly	0.95%	Semi-Annual	Bank of America N.A.	09/03/20	0.95%	USD	520	$16,502
30-Year Interest Rate Swap, 11/25/50	3-month LIBOR, 0.30%	Quarterly	0.83%	Semi-Annual	Deutsche Bank AG	11/23/20	0.83%	USD	180	7,836
1-Year Interest Rate Swap, 05/24/24	3-month LIBOR, 0.30%	Quarterly	0.39%	Semi-Annual	Bank of America N.A.	05/22/23	0.39%	USD	1,940	6,539
10-Year Interest Rate Swap, 02/27/35	3-month LIBOR, 0.30%	Quarterly	1.49%	Semi-Annual	Citibank N.A.	02/25/25	1.49%	USD	320	25,735
10-Year Interest Rate Swap, 06/06/35	3-month LIBOR, 0.30%	Quarterly	1.28%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.28%	USD	175	11,950
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.30%	Quarterly	1.43%	Semi-Annual	Citibank N.A.	06/05/25	1.43%	USD	1,140	87,887
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.30%	Quarterly	1.43%	Semi-Annual	UBS AG	06/05/25	1.43%	USD	175	13,459
10-Year Interest Rate Swap, 01/19/50	3-month LIBOR, 0.30%	Quarterly	2.07%	Semi-Annual	JPMorgan Chase Bank N.A.	01/17/40	2.07%	USD	240	33,683

										203,591

Put
10-Year Interest Rate Swap, 08/29/30	1.24%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Bank of America N.A.	08/27/20	1.24%	USD	690	$265
30-Year Interest Rate Swap, 11/25/50	0.83%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Deutsche Bank AG	11/23/20	0.83%	USD	180	12,600
10-Year Interest Rate Swap, 02/27/35	1.49%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Citibank N.A.	02/25/25	1.49%	USD	320	11,576
10-Year Interest Rate Swap, 06/06/35	1.28%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Goldman Sachs Bank USA	06/04/25	1.28%	USD	175	7,985

9

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

Exchange-Traded Options Purchased (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Citibank N.A.	06/05/25	1.43%	USD	1,140	$45,761
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	UBS AG	06/05/25	1.43%	USD	175	7,043
10-Year Interest Rate Swap, 01/19/50	2.07%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	JPMorgan Chase Bank N.A.	01/17/40	2.07%	USD	240	12,265

										97,495

										$301,086

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call 5-Year Interest Rate Swap, 09/24/25	0.20%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Bank of America N.A.	09/22/20	0.20%	USD	450	$(701)
5-Year Interest Rate Swap, 09/26/25	0.20%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Deutsche Bank AG	09/24/20	0.20%	USD	450	(716)
10-Year Interest Rate Swap, 10/25/30	1.70%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Citibank N.A.	10/23/20	1.70%	USD	1,330	(137,138)
10-Year Interest Rate Swap, 10/29/30	1.58%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Barclays Bank PLC	10/27/20	1.58%	USD	1,180	(107,141)
2-Year Interest Rate Swap, 01/27/23	1.45%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Bank of America N.A.	01/25/21	1.45%	USD	3,020	(75,438)
10-Year Interest Rate Swap, 04/03/31	0.71%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Barclays Bank PLC	04/01/21	0.71%	USD	290	(6,744)
10-Year Interest Rate Swap, 04/08/31	0.69%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Barclays Bank PLC	04/06/21	0.69%	USD	150	(3,403)
10-Year Interest Rate Swap, 04/08/31	0.69%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Deutsche Bank AG	04/06/21	0.69%	USD	140	(3,145)

10

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 04/08/31	0.71%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Barclays Bank PLC	04/06/21	0.71%	USD	290	$(6,871)
10-Year Interest Rate Swap, 04/08/31	0.74%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Bank of America N.A.	04/06/21	0.74%	USD	170	(4,272)
10-Year Interest Rate Swap, 04/09/31	0.85%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Bank of America N.A.	04/07/21	0.85%	USD	120	(3,775)
10-Year Interest Rate Swap, 04/11/31	0.87%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Deutsche Bank AG	04/09/21	0.87%	USD	340	(11,186)
10-Year Interest Rate Swap, 04/16/31	0.88%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Barclays Bank PLC	04/14/21	0.88%	USD	170	(5,658)
10-Year Interest Rate Swap, 04/17/31	0.77%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Bank of America N.A.	04/15/21	0.77%	USD	165	(4,400)
10-Year Interest Rate Swap, 04/17/31	0.79%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Citibank N.A.	04/15/21	0.79%	USD	190	(5,332)
10-Year Interest Rate Swap, 04/18/31	0.72%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Bank of America N.A.	04/16/21	0.72%	USD	165	(3,987)
10-Year Interest Rate Swap, 04/21/31	0.74%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Deutsche Bank AG	04/19/21	0.74%	USD	540	(13,649)
10-Year Interest Rate Swap, 05/15/31	0.69%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Goldman Sachs Bank USA	05/13/21	0.69%	USD	370	(8,567)
10-Year Interest Rate Swap, 06/04/31	0.75%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Deutsche Bank AG	06/02/21	0.75%	USD	750	(20,008)
10-Year Interest Rate Swap, 06/27/31	0.74%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Bank of America N.A.	06/25/21	0.74%	USD	400	(10,752)

11

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 07/01/31	0.72%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	BNP Paribas S.A.	06/29/21	0.72%	USD	400	$(10,233)
10-Year Interest Rate Swap, 01/20/32	1.65%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	JPMorgan Chase Bank N.A.	01/18/22	1.65%	USD	1,030	(96,455)
5-Year Interest Rate Swap, 04/06/27	-0.12%	Annual	6-month EURIBOR, (0.31)%	Semi-Annual	Barclays Bank PLC	04/04/22	(0.12)%	EUR	640	(11,059)
5-Year Interest Rate Swap, 04/09/27	-0.02%	Annual	6-month EURIBOR, (0.31)%	Semi-Annual	Barclays Bank PLC	04/07/22	(0.02)%	EUR	850	(17,897)
5-Year Interest Rate Swap, 06/14/27	0.61%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Bank of America N.A.	06/15/22	0.61%	USD	1,110	(18,106)
1-Year Interest Rate Swap, 04/13/24	0.69%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	Deutsche Bank AG	04/11/23	0.69%	USD	1,940	(10,065)

										(596,698)

Put
5-Year Interest Rate Swap, 09/24/25	3-month LIBOR, 0.30%	Quarterly	0.50%	Semi-Annual	Bank of America N.A.	09/22/20	0.50%	USD	450	$(607)
5-Year Interest Rate Swap, 09/26/25	3-month LIBOR, 0.30%	Quarterly	0.50%	Semi-Annual	Deutsche Bank AG	09/24/20	0.50%	USD	450	(633)
2-Year Interest Rate Swap, 10/04/22	3-month LIBOR, 0.30%	Quarterly	1.05%	Semi-Annual	Goldman Sachs Bank USA	10/02/20	1.05%	USD	1,480	(1)
2-Year Interest Rate Swap, 10/04/22	3-month LIBOR, 0.30%	Quarterly	1.05%	Semi-Annual	Goldman Sachs Bank USA	10/02/20	1.05%	USD	1,480	(1)
2-Year Interest Rate Swap, 10/07/22	3-month LIBOR, 0.30%	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	10/05/20	1.00%	USD	1,365	(2)

12

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 10/25/30	3-month LIBOR, 0.30%	Quarterly	1.70%	Semi-Annual	Citibank N.A.	10/23/20	1.70%	USD	1,330	$(562)
10-Year Interest Rate Swap, 10/29/30	3-month LIBOR, 0.30%	Quarterly	1.58%	Semi-Annual	Barclays Bank PLC	10/27/20	1.58%	USD	1,180	(785)
2-Year Interest Rate Swap, 01/20/23	6-month EURIBOR, (0.31)%	Semi-Annual	0.00%	Annual	Bank of America N.A.	01/18/21	0.00%	EUR	7,640	(789)
2-Year Interest Rate Swap, 01/27/23	3-month LIBOR, 0.30%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	01/25/21	1.45%	USD	3,020	(15)
10-Year Interest Rate Swap, 04/03/31	3-month LIBOR, 0.30%	Quarterly	0.71%	Semi-Annual	Barclays Bank PLC	04/01/21	0.71%	USD	290	(6,589)
10-Year Interest Rate Swap, 04/08/31	3-month LIBOR, 0.30%	Quarterly	0.69%	Semi-Annual	Barclays Bank PLC	04/06/21	0.69%	USD	150	(3,548)
10-Year Interest Rate Swap, 04/08/31	3-month LIBOR, 0.30%	Quarterly	0.69%	Semi-Annual	Deutsche Bank AG	04/06/21	0.69%	USD	140	(3,342)
10-Year Interest Rate Swap, 04/08/31	3-month LIBOR, 0.30%	Quarterly	0.71%	Semi-Annual	Barclays Bank PLC	04/06/21	0.71%	USD	290	(6,580)
10-Year Interest Rate Swap, 04/08/31	3-month LIBOR, 0.30%	Quarterly	0.74%	Semi-Annual	Bank of America N.A.	04/06/21	0.74%	USD	170	(3,641)
10-Year Interest Rate Swap, 04/09/31	3-month LIBOR, 0.30%	Quarterly	0.85%	Semi-Annual	Bank of America N.A.	04/07/21	0.85%	USD	120	(2,033)
10-Year Interest Rate Swap, 04/11/31	3-month LIBOR, 0.30%	Quarterly	0.87%	Semi-Annual	Deutsche Bank AG	04/09/21	0.87%	USD	340	(5,518)
10-Year Interest Rate Swap, 04/16/31	3-month LIBOR, 0.30%	Quarterly	0.88%	Semi-Annual	Barclays Bank PLC	04/14/21	0.88%	USD	170	(2,768)

13

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 04/17/31	3-month LIBOR, 0.30%	Quarterly	0.77%	Semi-Annual	Bank of America N.A.	04/15/21	0.77%	USD	165	$(3,431)
10-Year Interest Rate Swap, 04/17/31	3-month LIBOR, 0.30%	Quarterly	0.79%	Semi-Annual	Citibank N.A.	04/15/21	0.79%	USD	190	(3,748)
10-Year Interest Rate Swap, 04/18/31	3-month LIBOR, 0.30%	Quarterly	0.72%	Semi-Annual	Bank of America N.A.	04/16/21	0.72%	USD	165	(3,793)
10-Year Interest Rate Swap, 04/21/31	3-month LIBOR, 0.30%	Quarterly	0.74%	Semi-Annual	Deutsche Bank AG	04/19/21	0.74%	USD	540	(11,985)
10-Year Interest Rate Swap, 05/15/31	3-month LIBOR, 0.30%	Quarterly	0.69%	Semi-Annual	Goldman Sachs Bank USA	05/13/21	0.69%	USD	370	(9,576)
10-Year Interest Rate Swap, 06/03/31	3-month LIBOR, 0.30%	Quarterly	1.00%	Semi-Annual	Bank of America N.A.	06/01/21	1.00%	USD	1,600	(22,844)
10-Year Interest Rate Swap, 06/04/31	3-month LIBOR, 0.30%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	06/02/21	0.75%	USD	750	(17,877)
10-Year Interest Rate Swap, 06/13/31	3-month LIBOR, 0.30%	Quarterly	1.05%	Semi-Annual	Bank of America N.A.	06/11/21	1.05%	USD	390	(5,163)
10-Year Interest Rate Swap, 06/27/31	3-month LIBOR, 0.30%	Quarterly	0.74%	Semi-Annual	Bank of America N.A.	06/25/21	0.74%	USD	400	(10,027)
10-Year Interest Rate Swap, 07/01/31	3-month LIBOR, 0.30%	Quarterly	0.72%	Semi-Annual	BNP Paribas S.A.	06/29/21	0.72%	USD	400	(10,594)
10-Year Interest Rate Swap, 01/20/32	3-month LIBOR, 0.30%	Quarterly	2.15%	Semi-Annual	JPMorgan Chase Bank N.A.	01/18/22	2.15%	USD	1,030	(3,724)
10-Year Interest Rate Swap, 01/30/32	3-month LIBOR, 0.30%	Quarterly	1.95%	Semi-Annual	Bank of America N.A.	01/28/22	1.95%	USD	500	(2,557)

14

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 02/24/32	3-month LIBOR, 0.30%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	02/22/22	1.85%	USD	370	$(2,361)
10-Year Interest Rate Swap, 02/24/32	3-month LIBOR, 0.30%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	02/22/22	1.85%	USD	370	(2,361)
10-Year Interest Rate Swap, 03/02/32	3-month LIBOR, 0.30%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/28/22	1.60%	USD	350	(3,370)
10-Year Interest Rate Swap, 03/05/32	3-month LIBOR, 0.30%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/03/22	1.60%	USD	350	(3,396)
10-Year Interest Rate Swap, 03/06/32	3-month LIBOR, 0.30%	Quarterly	1.60%	Semi-Annual	Barclays Bank PLC	03/04/22	1.60%	USD	342	(3,324)
10-Year Interest Rate Swap, 03/06/32	3-month LIBOR, 0.30%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/04/22	1.60%	USD	545	(5,297)
5-Year Interest Rate Swap, 04/06/27	6-month EURIBOR, (0.31)%	Semi-Annual	-0.12%	Annual	Barclays Bank PLC	04/04/22	(0.12)%	EUR	640	(5,493)
5-Year Interest Rate Swap, 04/09/27	6-month EURIBOR, (0.31)%	Semi-Annual	-0.02%	Annual	Barclays Bank PLC	04/07/22	(0.02)%	EUR	850	(5,904)
1-Year Interest Rate Swap, 04/23/23	3-month LIBOR, 0.30%	Quarterly	0.55%	Semi-Annual	Deutsche Bank AG	04/21/22	0.55%	USD	2,920	(2,616)
5-Year Interest Rate Swap, 06/14/27	3-month LIBOR, 0.30%	Quarterly	0.61%	Semi-Annual	Bank of America N.A.	06/15/22	0.61%	USD	1,110	(15,522)
1-Year Interest Rate Swap, 04/13/24	3-month LIBOR, 0.30%	Quarterly	0.69%	Semi-Annual	Deutsche Bank AG	04/11/23	0.69%	USD	1,940	(3,465)

										(195,842)

										$(792,540)

15

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.22%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	N/A		05/18/21	USD	10,000	$(92,303)	$103	$(92,406)
1.30%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	N/A		05/20/21	USD	10,000	(100,622)	103	(100,725)
3-month LIBOR, 0.30%	Semi-Annual	0.68%	Quarterly	N/A		03/06/22	USD	160	1,521	—	1,521
-0.30%	Annual	6-month EURIBOR, -0.31%	Semi-Annual	N/A		03/23/22	EUR	90	(169)	—	(169)
0.25%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	10/05/20	(a)	06/15/22	USD	1,510	(1,163)	—	(1,163)
0.33%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	07/22/20	(a)	07/22/22	USD	120	(272)	—	(272)
6-month EURIBOR, -0.31%	Semi-Annual	-0.24%	Annual	07/27/20	(a)	07/27/22	EUR	700	2,378	—	2,378
3-month LIBOR, 0.30%	Semi-Annual	0.30%	Quarterly	07/30/20	(a)	07/30/22	USD	280	465	—	465
3-month LIBOR, 0.30%	Semi-Annual	0.44%	Quarterly	09/11/20	(a)	09/11/22	USD	143	656	—	656
3-month LIBOR, 0.30%	Semi-Annual	0.44%	Quarterly	09/11/20	(a)	09/11/22	USD	133	614	—	614
3-month LIBOR, 0.30%	Semi-Annual	0.46%	Quarterly	09/11/20	(a)	09/11/22	USD	134	683	—	683
3-month LIBOR, 0.30%	Semi-Annual	0.51%	Quarterly	09/11/20	(a)	09/11/22	USD	200	1,204	—	1,204
3-month LIBOR, 0.30%	Semi-Annual	0.38%	Quarterly	09/28/20	(a)	09/28/22	USD	450	1,600	—	1,600
3-month LIBOR, 0.30%	Semi-Annual	0.34%	Quarterly	09/29/20	(a)	09/29/22	USD	700	1,958	—	1,958
3-month LIBOR, 0.30%	Semi-Annual	0.36%	Quarterly	09/29/20	(a)	09/29/22	USD	180	543	—	543
3-month LIBOR, 0.30%	Semi-Annual	0.43%	Quarterly	09/29/20	(a)	09/29/22	USD	340	1,519	—	1,519
6-month EURIBOR, -0.31%	Semi-Annual	-0.42%	Annual	12/24/20	(a)	12/24/22	EUR	610	(150)	(191)	41
3-month LIBOR, 0.30%	Semi-Annual	1.05%	Quarterly	03/01/21	(a)	03/01/23	USD	415	7,006	—	7,006
3-month LIBOR, 0.30%	Semi-Annual	1.06%	Quarterly	03/01/21	(a)	03/01/23	USD	415	7,040	—	7,040
3-month LIBOR, 0.30%	Semi-Annual	1.07%	Quarterly	03/01/21	(a)	03/01/23	USD	420	7,221	—	7,221

16

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-month LIBOR, 0.30%	Semi-Annual	1.10%	Quarterly	03/01/21	(a)	03/01/23	USD	1,660	$29,486	$—	$29,486
3-month LIBOR, 0.30%	Semi-Annual	0.88%	Quarterly	03/02/21	(a)	03/02/23	USD	415	5,566	—	5,566
3-month LIBOR, 0.30%	Semi-Annual	0.88%	Quarterly	03/02/21	(a)	03/02/23	USD	830	11,140	—	11,140
3-month LIBOR, 0.30%	Semi-Annual	0.90%	Quarterly	03/02/21	(a)	03/02/23	USD	415	5,786	—	5,786
-0.17%	Annual	6-month EURIBOR, -0.31%	Semi-Annual	03/24/21	(a)	03/24/23	EUR	585	(3,210)	—	(3,210)
-0.18%	Annual	6-month EURIBOR, -0.31%	Semi-Annual	03/24/21	(a)	03/24/23	EUR	585	(3,127)	—	(3,127)
-0.18%	Annual	6-month EURIBOR, -0.31%	Semi-Annual	03/24/21	(a)	03/24/23	EUR	580	(3,034)	—	(3,034)
6-month EURIBOR, -0.31%	Semi-Annual	-0.30%	Annual	04/29/21	(a)	04/29/23	EUR	260	602	—	602
6-month EURIBOR, -0.31%	Semi-Annual	-0.38%	Annual	05/04/21	(a)	05/04/23	EUR	290	176	—	176
0.28%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	05/28/21	(a)	05/28/23	USD	2,700	(3,264)	(792)	(2,472)
6-month EURIBOR, -0.31%	Semi-Annual	-0.41%	Annual	06/24/21	(a)	06/24/23	EUR	440	(100)	8	(108)
6-month EURIBOR, -0.31%	Semi-Annual	-0.39%	Annual	06/25/21	(a)	06/25/23	EUR	440	102	(9)	111
3-month LIBOR, 0.30%	Semi-Annual	0.36%	Quarterly	N/A		06/02/25	USD	590	1,122	—	1,122
0.65%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	04/20/22	(a)	04/20/27	USD	540	(3,392)	—	(3,392)
3-month LIBOR, 0.30%	Semi-Annual	0.65%	Quarterly	06/20/22	(a)	06/20/27	USD	625	3,142	—	3,142
3-month LIBOR, 0.30%	Semi-Annual	0.68%	Quarterly	06/20/22	(a)	06/20/27	USD	625	3,997	—	3,997
3-month LIBOR, 0.30%	Semi-Annual	0.68%	Quarterly	09/30/20	(a)	02/15/30	USD	580	2,923	—	2,923
1.31%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	N/A		02/27/30	USD	340	(23,817)	—	(23,817)
3-month LIBOR, 0.30%	Semi-Annual	0.51%	Quarterly	N/A		03/11/30	USD	190	(1,981)	—	(1,981)
3-month LIBOR, 0.30%	Semi-Annual	0.71%	Quarterly	N/A		03/25/30	USD	260	2,496	—	2,496

17

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-month LIBOR, 0.30%	Semi-Annual	0.67%	Quarterly	N/A		04/29/30	USD	140	$312	$—	$312
3-month LIBOR, 0.30%	Semi-Annual	0.60%	Quarterly	N/A		05/18/30	USD	210	(676)	—	(676)
3-month LIBOR, 0.30%	Semi-Annual	0.70%	Quarterly	N/A		05/28/30	USD	660	4,214	565	3,649
0.65%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	N/A		06/02/30	USD	300	(437)	—	(437)
3-month LIBOR, 0.30%	Semi-Annual	0.67%	Quarterly	N/A		06/03/30	USD	270	850	—	850
3-month LIBOR, 0.30%	Semi-Annual	0.70%	Quarterly	N/A		06/16/30	USD	120	798	—	798
3-month LIBOR, 0.30%	Semi-Annual	0.66%	Quarterly	N/A		06/17/30	USD	90	256	—	256
3-month LIBOR, 0.30%	Semi-Annual	0.70%	Quarterly	N/A		06/23/30	USD	60	388	—	388
3-month LIBOR, 0.30%	Semi-Annual	0.67%	Quarterly	N/A		06/30/30	USD	160	372	—	372
3-month LIBOR, 0.30%	Semi-Annual	0.64%	Quarterly	N/A		07/01/30	USD	50	(9)	—	(9)
3-month LIBOR, 0.30%	Semi-Annual	0.64%	Quarterly	N/A		07/02/30	USD	180	3	—	3
0.67%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	07/17/20	(a)	07/17/30	USD	240	(660)	—	(660)
3-month LIBOR, 0.30%	Semi-Annual	1.02%	Quarterly	09/08/20	(a)	09/08/30	USD	235	8,491	—	8,491
0.76%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	06/03/21	(a)	06/03/31	USD	551	(2,302)	—	(2,302)
1.11%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	03/08/22	(a)	03/08/32	USD	155	(4,830)	—	(4,830)
0.77%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	05/06/22	(a)	05/06/32	USD	420	1,559	—	1,559
3-month LIBOR, 0.30%	Semi-Annual	0.79%	Quarterly	05/09/22	(a)	05/09/32	USD	360	(662)	—	(662)
0.92%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	09/30/20	(a)	11/15/45	USD	220	10	(106)	116
1.00%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	N/A		03/20/50	USD	30	(738)	—	(738)

18

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.09%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	06/20/22(a	)	06/20/52	USD	115	$(3,804)	$—	$(3,804)
1.14%	Quarterly	3-month LIBOR, 0.30%	Semi-Annual	06/20/22(a	)	06/20/52	USD	115	(5,236)	—	(5,236)

									$(137,759)	$(319)	$(137,440)

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$44,807,672	$931,674	$45,739,346
Capital Trusts(a)	—	110,000	—	110,000
Corporate Bonds(a)	—	117,478,514	—	117,478,514
Foreign Agency Obligations	—	428,830	—	428,830
Non-Agency Mortgage-Backed Securities	—	45,539,661	—	45,539,661
U.S. Government Sponsored Agency Securities	—	49,380,118	—	49,380,118
Short-Term Securities
Money Market Funds	3,241,387	—	—	3,241,387
Options Purchased
Interest Rate Contracts	5,547	301,086	—	306,633

	$3,246,934	$258,045,881	$931,674	$262,224,489

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Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series S Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$920	$—	$920
Interest Rate Contracts	40,040	117,790	—	157,830
Liabilities
Foreign Currency Exchange Contracts	—	(3,657)	—	(3,657)
Interest Rate Contracts	(193,517)	(1,047,770)	—	(1,241,287)

	$(153,477)	$(932,717)	$—	$(1,086,194)

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

20